S000068548 [Member] Expense Example - iShares Short Duration High Yield Muni Active ETF - iShares Short Duration High Yield Muni Active ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	233
Expense Example, with Redemption, 10 Years	$ 528